As filed with the Securities and Exchange Commission on October 29, 2009

  File No. 333-145621
  File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐
  PRE-EFFECTIVE AMENDMENT NO.  ☐

  POST-EFFECTIVE AMENDMENT NO. 7  ☒

and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

  Amendment No. 154  ☒

Protective Variable Annuity
Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor's Principal Executive Offices)

(205) 268-1000

(Depositor's Telephone Number, including Area Code)

MAX BERUEFFY, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

(202) 383-0158

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on November 2, 2009 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a) of Rule 485

☐  on May 1, 2009 pursuant to paragraph a(1) of Rule 485

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Supplement Dated November 2, 2009
To Prospectus Dated May 1, 2009 for
Protective Access XL
Issued By
Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Supplement amends certain information contained in your variable annuity product Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

In order to offer a more diverse selection of Sub-Accounts available under the Protective Variable Annuity Separate Account, Protective Life Insurance Company ("Protective") is adding new Sub-Accounts in which you may invest, effective November 2, 2009. In addition, certain other Sub-Accounts will not be available in Contracts purchased on or after November 2, 2009.

Protective has also determined to make available to its contractholders at no additional charge four diversified asset allocation portfolios that range from conservative to aggressive. These portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. Certain of these asset allocation portfolios will satisfy the Allocation Guidelines and Restrictions for the SecurePay rider.

Accordingly, the Prospectus is revised as follows:

New Sub-Accounts

Effective November 2, 2009, the following Sub-Accounts are available for the allocation of Purchase Payments and/or transfer of Contract Value:

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund, Class 2. This Fund seeks long-term total return.*

Goldman Sachs Variable Insurance Trust

Growth Opportunities Fund, Service Class. This Fund seeks long-term growth of capital.*

Legg Mason Partners Variable Equity Trust

ClearBridge Mid Cap Core Fund, Class II. This Fund seeks long-term growth of capital.*

ClearBridge Small Cap Growth Fund, Class II. This Fund seeks long-term growth of capital and invests in small-cap companies which are believed to have favorable growth prospects based on competitive advantage, industry growth rate, strong financials and visionary management, among other factors.*

The Legg Mason Partners Funds are advised by Legg Mason Partners Fund Advisor, LLC, and sub-advised by ClearBridge Advisors, LLC.

Lord Abbett Series Fund, Inc.

All Value Portfolio. This Fund seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS® Variable Insurance TrustSM

Research Bond Fund, Service Class. This Fund seeks total return with an emphasis on current income, but also considering capital appreciation.*

Value Fund, Class, Service Class. This Fund seeks capital appreciation.*

PIMCO Variable Insurance Trust

Long-Term US Government Fund, Advisor Class. This Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.*

Low Duration Fund, Class, Advisor Class. This Fund seeks maximum total return consistent with preservation capital and prudent investment management.*

Real Return Fund, Advisor Class. This Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.*

Short-Term Fund, Advisor Class. This Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.*

Total Return Fund, Advisor Class. This Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.*

The PIMCO VIT Funds are advised by Pacific Investment Management Company, LLC, and sub-advised by Research Affiliates, LLC.

Royce Capital Fund

Micro-Cap Fund, Service Class. This Fund seeks long-term growth of capital. Invests primarily in equity securities of micro-cap companies with market capitalizations of up to $500 million.*

Small-Cap Fund, Service Class. This Fund seeks long-term growth of capital. Invests primarily in equity securities of small-cap companies, those with market capitalizations between $500 million to $2.5 billion.*

The Royce Capital Funds are advised by Royce & Associates, LLC.

Van Kampen Life Investment Trust

Global Tactical Asset Allocation Fund, Class II. This Fund seeks capital appreciation over time. Invests primarily in equity securities and fixed income securities of U.S. and non-U.S. issuers.*

The Universal Institutional Funds, Inc.

Van Kampen's UIF US Mid Cap Value Fund, Class II. This Fund seeks above-average total return over a market cycle of three to five years. Invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap® Value Index.*

*  This Sub-Account invests in a class of Fund shares that pays distribution or service fees under Rule 12b-1 of the Investment Company Act of 1940. For more information, please see "Other Information about the Funds" and "Distribution of the Contracts" in your Prospectus, and the prospectus for the Fund.

There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information. You may obtain a prospectus for any of the Funds by contacting Protective or by asking your investment advisor. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

Closed Sub-Accounts

The following 10 Sub-Accounts are not available for the allocation of Purchase Payments and/or transfer of Contract Value for Contracts purchased on or after November 2, 2009:

Fidelity VIP Equity-Income Portfolio, Service Class 2
Fidelity VIP Freedom Fund 2015 Maturity, Service Class 2
Fidelity VIP Freedom Fund 2020 Maturity, Service Class 2

Fidelity VIP Growth Portfolio, Service Class 2
Goldman Sachs VIT Structured Small Cap Equity Fund, Service Class
Goldman Sachs VIT Structured U.S. Equity Fund, Service Class
Oppenheimer High Income Fund/VA, Service Shares
Oppenheimer MidCap Fund/VA, Service Shares
Van Kampen LIT Capital Growth Portfolio, Class II
Van Kampen's UIF International Growth Equity Portfolio, Class II

If you purchased your Contract before November 2, 2009, you may continue to allocate Purchase Payments and transfer Contract Value to these Sub-Accounts.

Changes in Fund Expense Range

Because we have added new Sub-Accounts to the Contract, the "Range of Expenses for the Funds" disclosed in your Prospectus has changed. Effective November 2, 2009, the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract is shown in the following table:

RANGE OF EXPENSES FOR THE FUNDS

	Minimum		Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.35%	-	3.25	%*

*  The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. The Fund expenses used to prepare the table were provided to us by the Funds. We have not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2008. Current or future expenses may be higher or lower than those shown.

Changes in Example of Charges

The following Example of Charges replaces the "Example of Charges" section in your Prospectus to reflect the new Range of Fund Expenses.

If you purchased the SecurePay Rider on or after May 1, 2009:

(a)  With SecurePay rider with the SecurePay R72 Benefit selected under RightTime® option (reflecting the maximum charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	659	1,985	3,324	6,741
Minimum Fund Expenses	383	1,191	2,059	4,537

(b)  With SecurePay rider with the SecurePay R72 Benefit selected under RightTime® option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	600	1,803	3,014	6,080
Minimum Fund Expenses	323	1,001	1,727	3,779

If you purchased the SecurePay Rider before May 1, 2009:

a.  With SecurePay rider with the SecurePay R72 Benefit and the SecurePay GMAB selected under RightTime® option (reflecting the maximum charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	688	2,075	3,477	7,068
Minimum Fund Expenses	412	1,284	2,223	4,912

b.  With SecurePay rider with the SecurePay R72 Benefit and the SecurePay GMAB selected under RightTime® option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	614	1,848	3,090	6,243
Minimum Fund Expenses	337	1,049	1,809	3,967

If you have not purchased a SecurePay rider:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	501	1,503	2,501	4,986
Minimum Fund Expenses	223	688	1,178	2,526

*  You may not annuitize your Contract within 3 years after we accept a Purchase Payment. For more information, see "ANNUITY PAYMENTS, Annuity Commencement Date, Changing the Annuity Commencement Date" in your Prospectus. Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Commencement Date.

Changes in Certain Payments We Receive with Regard to the Funds

The chart below shows the maximum 12b-1 fees we and our affiliate, Investment Distributors, Inc. ("IDI"), the principal underwriter for the Contracts, anticipate we will receive, on an annual basis, from the new Funds available in your Contract effective November 2, 2009:

Incoming 12b-1 Fees

Fund	Maximum 12b-1 Fee
Paid to us:
PIMCO Variable Insurance Trust	0.25%
Paid to IDI:
Royce Capital Fund	0.25%
Legg Mason Partners Variable Equity Trust	0.25%

Revised Allocation Guidelines and Restrictions

If you have elected the SecurePay rider, we have revised the Allocation by Investment Category program under the SecurePay Allocation Guidelines and Restrictions to include the new Sub-Accounts and indicate the closed Sub-Accounts. New Sub-Accounts are identified in bold; closed Sub-Accounts not available in Contracts purchased on or after November 2, 2009 are marked with an asterisk (*).

Allocation by Investment Category

Category 1

Minimum Allocation: 35%

Maximum Allocation: 100%

Fidelity VIP Investment Grade Bond	PIMCO VIT Long-Term US Government

Franklin US Government	PIMCO VIT Low Duration

Lord Abbett Bond Debenture	PIMCO VIT Real Return

MFS Research Bond	PIMCO VIT Short-Term

Oppenheimer Money Fund	PIMCO VIT Total Return

Oppenheimer Strategic Bond	Van Kampen Government

Category 2

Minimum Allocation: 0%

Maximum Allocation: 65%

American Funds Asset Allocation	Lord Abbett America's Value

Fidelity VIP Freedom Fund 2015*	Lord Abbett Growth and Income

Franklin Income	Lord Abbett Large-Cap

MFS Total Return	MFS Investors Growth

Fidelity VIP Equity Income*	MFS Investors Trust

Fidelity VIP Freedom Funds 2020*	MFS Value

Fidelity VIP Index 500	Mutual Shares

Franklin Rising Dividends	Oppenheimer Main Street

Goldman Sachs Capital Growth	Templeton Global Bond

Goldman Sachs Growth & Income	Van Kampen Comstock

Goldman Sachs Structured US Equity*	Van Kampen Growth and Income

Van Kampen's UIF Equity & Income

Category 3

Minimum Allocation: 0%

Maximum Allocation: 30%

Fidelity VIP Contrafund	MFS Research

Fidelity VIP Growth*	MFS Utilities

Fidelity VIP Mid Cap	Oppenheimer Capital Appreciation

Franklin Flex Cap Growth	Oppenheimer Global Securities

Franklin Small Cap Value Securities	Oppenheimer High Income*

Franklin Small-Mid Cap Growth	Oppenheimer MidCap*

Goldman Sachs VIT Growth Opportunities	Royce Capital Micro-Cap

Goldman Sachs Strategic Intl. Equity	Royce Capital Small-Cap

Goldman Sachs Structured Small Cap Equity*	Templeton Foreign

Legg Mason ClearBridge Mid Cap Core	Templeton Growth

Legg Mason ClearBridge Small Cap Growth	Van Kampen LIT Mid Cap Growth

Lord Abbett All Value	Van Kampen LIT Capital Growth*

Lord Abbett Growth Opportunities	Van Kampen LIT Global Tactical Asset Allocation

Lord Abbett International	Van Kampen UIF Global Real Estate

Lord Abbett Mid-Cap Value	Van Kampen UIF International Growth Equity*

MFS Growth	Van Kampen UIF US Mid Cap Value

MFS New Discovery

New Asset Allocation Model Portfolios

Effective November 2, 2009, we are also making available at no additional charge four asset allocation models ("Model Portfolios") as investment options under your Contract.

Each Model Portfolio invests different percentages of Contract Value in some or all of the Sub-Accounts under your Contract, and these Model Portfolios range from conservative to aggressive. The Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. Also, while diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There can be no assurance that any of the Model Portfolios will achieve their investment objective.

Pursuant to an agreement with Protective, Milliman, Inc., a diversified financial services firm and registered investment adviser, determines the composition of the Model Portfolios. and is compensated by Protective for doing so. There is no investment advisory relationship between Milliman and Owners. In the future, Protective may modify or discontinue its arrangement with Milliman, in which case Protective may contract with another firm to provide similar asset allocation models, provide its own asset allocation models, or cease offering asset allocation models.

The available Model Portfolios and the composition of each specific Model Portfolio you select may change from time to time. However, we will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different Model Portfolio, you must submit new allocation instructions to us in writing.

The following is a brief description of the four Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios and help you select which Model Portfolio, if any, may be suitable for you. Please talk to him or her if you have additional questions about these Model Portfolios.

Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 45% in equity and 55% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value and mortgages.

Moderate Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 55% in equity and 45% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap value.

Growth and Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 65% in equity and 35% in fixed income investments. The largest asset class target allocations are in fixed income, international equity, large cap value, and large cap growth.

Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 90% in equity and 10% in fixed income investments. The largest asset class target allocations are in international equity, large cap value, large cap growth and mid cap stocks.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the portfolio holdings of the Funds in the underlying Sub-Accounts.

The Model Portfolios and the SecurePay Rider. Effective November 2, 2009, each of the Model Portfolios except the Aggressive Growth model will satisfy the SecurePay Rider's Allocation Guidelines and Restrictions, including the Allocation by Investment Category guidelines (the "Benefit Allocation Model Portfolios"). Therefore, in order to maintain the SecurePay rider, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines; (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios; or (3) allocate a portion of your Purchase Payments and Contract Value in accordance with one of the three Benefit Allocation Model Portfolios and the remaining portion of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines, provided your overall allocation is consistent with the Allocation by Investment Category guidelines. You may also allocate your Purchase Payments to the dollar cost averaging ("DCA") Fixed Account(s), provided that transfers from the DCA Fixed Account are allocated to the Sub-Accounts in accordance with the Allocation by Investment Category guidelines described above.

In general, the investment strategies employed by the Benefit Allocation Model Portfolios include all allocations that focus on conservative, high quality bond funds, that combine bond funds and growth stock funds, or that emphasize growth stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.

If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Fixed Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. If you purchase the SecurePay rider under the RightTimeSM option, we will allocate existing Sub-Account and Fixed Account values to the Benefit Allocation Model Portfolio that you selected. You may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay rider. You may not allocate any portion of your Purchase Payments or Contract Value to the Fixed Account (except for the DCA Fixed Account(s)).

We will "re-balance" your Contract Value quarterly, semi-annually, or annually to restore your allocations to the original percentages recommended in your Benefit Allocation Model Portfolio. You may specify the rebalancing period. If you do not specify the period, we will rebalance your Contract Value semi-annually. Please see "Portfolio Rebalancing" in the SecurePay rider section of your prospectus for more information.

If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals or partial surrenders, in a manner that is not consistent with the SecurePay Rider's Allocation Guidelines and Restrictions (a "Prohibited Allocation instruction"), we will terminate your SecurePay rider. For purposes of allocating your Purchase Payments and Contract Value to an eligible Benefit Allocation Model Portfolio, a Prohibited Allocation instruction includes:

(a)  allocating a Purchase Payment to an Allocation Option other than your Benefit Allocation Model; or

(b)  directing a dollar cost averaging transfer to an Allocation Option other than your Benefit Allocation Model; or

(c)  transferring any Contract Value to an Allocation Option other than your Benefit Allocation Model; or

(d)  deducting the proceeds of a withdrawal or partial surrender from an Allocation Option other than your Benefit Allocation Model; or

(e)  terminating the rebalancing of your Contract Value.

This list describes Prohibited Allocation instructions with respect to Benefit Allocation Model Portfolio allocations. Please see "Allocation Guidelines and Restrictions" in your prospectus for a description of other Prohibited Allocation instructions.

If we terminate your SecurePay rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See "Reinstating the SecurePay Rider Within 30 Days of Termination" in your prospectus.

We determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider. We will provide you with prior written notice of any changes to the Benefit Allocation Model

Portfolios. Please see "Changes to the Allocation Guidelines and Restrictions" in the SecurePay rider section of your prospectus for more information.

Special Note For SecurePay Riders Issued Before May 1, 2009. Effective May 1, 2009, we revised the Allocation Guidelines and Restrictions for the SecurePay rider. Prior to that date, in order to maintain the SecurePay rider, an Owner was required to allocate Purchase Payments and Contract Value in accordance with one of several specified asset allocation models developed for Protective by Mesirow Financial (the "Mesirow Model Portfolios"). If you had Contract Value in a Mesirow Model Portfolio on May 1, 2009, your Contract Value and any additional Purchase Payments you submit without allocation instructions will remain allocated in accordance with that Model until you request a change in your Contract allocation (e.g., by submitting a Purchase Payment with new allocation instructions or instructing us to transfer your Contract Value). Once you request a change, however, your new Contract allocation (and any future allocation instructions) must satisfy the Allocation Guidelines and Restrictions by either being invested in accordance with the Allocation by Investment Category guidelines or in accordance with one of the three currently eligible Benefit Allocation Model Portfolios, or both (as described above). If it does not, we will consider your allocation to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider. Please note that if you are still invested in a Mesirow Model Portfolio and you terminate the rebalancing of your Contract Value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider.

EXPLANATORY COMMENT

The prospectus and the statement of additional information included in Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File Nos. 333-145621 and 811-8108) filed on April 30, 2009 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)  Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits:

1.  Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)

2.  Not applicable

3.  (a)  Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(2)

(b)  Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)

4.  (a)  Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(8)

(b)  Form of Group Flexible Premium Deferred Variable and Fixed Annuity Contract(8)

(c)  Participant Certificate for Use with Group Flexible Premium Deferred Variable and Fixed Annuity Contract — All Allocation Options(8)

(d)  Guaranteed Account Endorsement(8)

(e)  Return of Purchase Payments Death Benefit Rider(8)

(f)  Asset-Based Fee Endorsement(9)

(g)  Net Amount at Risk Fee Endorsement(9)

(h)  Annuitization Bonus Endorsement(8)

(i)  Contract Schedule for Individual Contracts(8)

(j)  Annual Ratchet Death Benefit Endorsement(10)

(k)  Benefit Based Fee Endorsement(10)

(l)  DCA Fixed Accounts Endorsement(10)

(m)  Form of Guaranteed Minimum Withdrawal Benefit Rider(15)

(n)  Form of Enhanced GMWB Withdrawal Percentages for Certain Medical Conditions Endorsement(13)

(o)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with Annual Roll-up(18)

(p)  Guaranteed Minimum Accumulation Benefit Rider(18)

(q)  Nursing Home Endorsement for the Guaranteed Minimum Withdrawal Benefit(19)

(r)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with SecurePay R72(21)

(s)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with SecurePay Annual Step-Up(21)

5.  (a)  Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(8)

(b)  Revised Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract(18)

(c)  Revised Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract(20)

6.  (a)  Charter of Protective Life Insurance Company.(1)

(b)  By-Laws of Protective Life Insurance Company.(1)

(c)  2002 Amended and Restated Charter of Protective Life Insurance Company(14)

(d)  2002 Amended and Restated By-Laws of Protective Life Insurance Company(14)

7.    Form of Reinsurance Agreement between Protective Life Insurance Company and Connecticut General Life Insurance Company.(4)

8.  (a)  Participation Agreement (Oppenheimer Variable Account Funds)(3)

(b)  Participation Agreement (MFS Variable Insurance Trust)(3)

(c)  Participation Agreement (Calvert Group, formerly Acacia Capital Corporation)(3)

(d)  Participation Agreement (Van Eck Worldwide Insurance Trust)(5)

(e)  Participation Agreement (Van Kampen Life Investment Trust)(6)

(f)  Participation Agreement (Lord Abbett Series Fund)(7)

(g)  Participation Agreement for Class II Shares (Van Kampen)(4)

(h)  Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(4)

(i)  Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)(4)

(j)  Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(4)

(k)  Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(8)

(l)  Form of Participation Agreement (Fidelity Variable Insurance Products)(11)

(m)  Amended and Restated Participation Agreement (Fidelity® Variable Insurance Products)(16)

(n)  Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(16)

(o)  Rule 22c-2 Shareholder Information Agreement (Calvert Group)(14)

(p)  Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(14)

(q)  Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(14)

(r)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(14)

(s)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(14)

(t)  Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(14)

(u)  Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(14)

(v)  Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.)(14)

(w)  Form of Rule 22c-2 Shareholder Information Agreement (Van Eck Worldwide Insurance Trust)(14)

(x)  Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust)(14)

(y)  Participation Agreement (Legg Mason)(22)

(z)  Participation Agreement (PIMCO)(22)

(aa)  Participation Agreement (Royce Capital)(22)

(bb)  Rule 22c-2 Information Sharing Agreement (Royce)(22)

9.  Opinion and Consent of Max Berueffy, Esq.(17)

10.  (a)  Consent of Sutherland, Asbill & Brennan, LLP

(b)  Consent of PricewaterhouseCoopers LLP

11.  No financial statements will be omitted from Item 23

12.  Not applicable

13.  Not applicable

14.  Powers of attorney(23)

(1)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.

(2)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.

(3)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.

(4)  Incorporated herein by reference to Post-Effective Amendment No. 47 to the Form N-4 Registration Statement, (File No. 333-94047), filed with the Commission on April 30, 2003.

(5)  Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.

(6)  Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.

(7)  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.

(8)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on February 17, 2004.

(9)  Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on May 3, 2004.

(10)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on May 6, 2004.

(11)  Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-107331), filed with the Commission on November 26, 2003.

(12)  Incorporated herein by reference to the Pre-Effective Amendment No.1 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on August 25, 2004.

(13)  Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on March 2, 2007.

(14)  Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(15)  Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on March 2, 2007.

(16)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 27, 2006.

(17)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-145621), filed with the Commission on October 31, 2007.

(18)  Incorporated herein by reference to Post-Effective Amendment No.1 to the Form N-4 Registration Statement (File No. 333-145621), filed with the Commission on January 3, 2008.

(19)  Incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on February 29, 2008.

(20)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-145621), filed with the Commission on November 24, 2008.

(21)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on April 29, 2009.

(22)  Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070) filed with the Commission on October 28, 2009.

(23)  Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-145621) filed with the Commission on April 30, 2009.

Item 25. Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns

Richard J. Bielen
Carl S. Thigpen
Deborah J. Long
Carolyn M. Johnson
Edward M. Berko
John B. Deremo
Carolyn King
Kevin Howard

Lance Black
Brent E. Griggs
Wayne E. Stuenkel
Judy Wilson
Steven G. Walker
Phil Passafiume
Nancy Kane
Charles M. Prior	Chairman of the Board, Chief Executive Officer, President, and
Director
Vice Chairman and Chief Financial Officer and Director
Executive Vice President and Chief Investment Officer
Executive Vice President, General Counsel and Secretary
Executive Vice President, Chief Operating Officer and Director
Executive Vice President and Chief Risk Officer
Senior Vice President and Chief Distribution Officer
Senior Vice President, Acquisitions and Corporate Development
Senior Vice President and Chief Product Actuary, Life and
Annuity Division and Certifying Compliance Officer for
Illustrations
Senior Vice President and Treasurer
Senior Vice President, Asset Protection Division
Senior Vice President and Chief Actuary
Senior Vice President, Stable Value Products
Senior Vice President, Controller and Chief Accounting Officer
Senior Vice President and Director of Fixed Income
Senior Vice President and Senior Associate Counsel
Senior Vice President, Mortgage Loans

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26. Persons Controlled by or Under Common Control With the Depositor and Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2008 (File No. 1-11339) filed with the Commission on February 27, 2009.

Item 27. Number of Contractowners.

As of September 30, 2009, there were 691 contract owners of ProtectiveAccess®XL individual and group flexible premium deferred variable annuity contracts offered by Registrant.

Item 28. Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

(a)  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Account A of Protective Life.

(b)  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell Kevin B. Borie Barry K. Brown Cindy McGill Steve M. Callaway Gary Carroll Julena Johnson Thomas R. Barrett Jason P. Dees	President, Secretary and Director

Director

Assistant Secretary

Assistant Secretary

Chief Compliance Officer
Assistant Compliance Officer and
Director

Assistant Compliance Officer
Chief Financial Officer and
Director
Assistant Financial Officer
Vice President, New Business
Operations, Life and Annuity
Division
Vice President and Chief Valuation
Actuary, Life and Annuity
Division
Second Vice President, LLC
Commissions
Assistant Vice President, Annuity
and VUL Administration
None
Second Vice President,
Compliance, Life and Annuity
Division
Senior Compliance Analyst II
Director I, Life and Annuity
Division
Quantitative Analyst, Asset/Liability
Management

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31. Management Services.

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings.

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)  The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP- 6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on October 27, 2009.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

By:  /s/ JOHN D. JOHNS

  John D. Johns, President
  Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY

By:  /s/ JOHN D. JOHNS

  John D. Johns, President
  Protective Life Insurance Company

As required by the Securities Act of 1933, this amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/S/ JOHN D. JOHNS John D. Johns	Chairman of the Board, President and Director (Principal Executive Officer)	October 27, 2009

* Richard J. Bielen	Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	October 27, 2009

* Steven G. Walker	Senior Vice President, Controller, and Chief Accounting Officer (Principal Accounting Officer)	October 27, 2009

* Carolyn M. Johnson	Director	October 27, 2009

*BY: /S/ MAX BERUEFFY Max Berueffy Attorney-in-Fact		October 27, 2009

Exhibits

10.  (a)  Consent of Sutherland, Asbill & Brennan, LLP

(b)  Consent of PricewaterhouseCooopers LLP